Employee Benefits (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Employee Benefits [Abstract]
Percentage of employee's contribution	5.00%
Maximum amount	$ 192
MPF expense	$ 10,117	$ 9,385